Document and Entity Information	0 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2013
Registrant Name	MFS SERIES TRUST VII
Central Index Key	0000318874
Amendment Flag	false
Document Creation Date	Nov. 26, 2013
Document Effective Date	Nov. 28, 2013
Prospectus Date	Nov. 28, 2013
MFS® Asia Pacific ex-Japan Fund | A
Risk/Return:
Trading Symbol	MPXAX
MFS® Asia Pacific ex-Japan Fund | B
Risk/Return:
Trading Symbol	MPXBX
MFS® Asia Pacific ex-Japan Fund | C
Risk/Return:
Trading Symbol	MPXCX
MFS® Asia Pacific ex-Japan Fund | I
Risk/Return:
Trading Symbol	MPXIX
MFS® European Equity Fund | A
Risk/Return:
Trading Symbol	MEEAX
MFS® European Equity Fund | B
Risk/Return:
Trading Symbol	MEEBX
MFS® European Equity Fund | C
Risk/Return:
Trading Symbol	MEECX
MFS® European Equity Fund | I
Risk/Return:
Trading Symbol	MEEIX
MFS® Latin American Equity Fund | B
Risk/Return:
Trading Symbol	MLEBX
MFS® Latin American Equity Fund | C
Risk/Return:
Trading Symbol	MLECX
MFS® Latin American Equity Fund | I
Risk/Return:
Trading Symbol	MLEIX
MFS® Latin American Equity Fund | A
Risk/Return:
Trading Symbol	MLEAX
MFS® Equity Income Fund | A
Risk/Return:
Trading Symbol	EQNAX
MFS® Equity Income Fund | B
Risk/Return:
Trading Symbol	EQNBX
MFS® Equity Income Fund | C
Risk/Return:
Trading Symbol	EQNCX
MFS® Equity Income Fund | I
Risk/Return:
Trading Symbol	EQNIX
MFS® Equity Income Fund | R1
Risk/Return:
Trading Symbol	EQNRX
MFS® Equity Income Fund | R2
Risk/Return:
Trading Symbol	EQNSX
MFS® Equity Income Fund | R3
Risk/Return:
Trading Symbol	EQNTX
MFS® Equity Income Fund | R4
Risk/Return:
Trading Symbol	EQNUX
MFS® Equity Income Fund | R5
Risk/Return:
Trading Symbol	EQNVX